Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Option Activity

A summary of option activity under the Plan during the three and nine months ended September 30, 2023 is as follows:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining Contractual	Intrinsic
	Shares	Exercise Price	Term (years)	Value

Outstanding at January 1, 2023	43,060
Granted	19,225	$35.00	9.92
Exercised	-
Forfeitures or expirations	(281)
Outstanding at March 31, 2023	62,004	$63.20	9.01
Granted	6,388	$19.20	9.98
Exercised	-
Forfeitures or expirations	(899)
Outstanding at June 30, 2023	67,493	$63.20	9.01
Granted	5,204	$12.20	9.89
Exercised	-
Forfeitures or expirations	(50)
Outstanding at September 30, 2023	72,647	$59.80	8.84	$10,607

Vested and expected to vest at September 30, 2023	72,647

Exercisable at September 30, 2023	16,816

A summary of option activity under the Plan during the years ended December 31, 2022 and 2021 was as follows:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2021	-
Grants	26,173	$120.00	9.94 years	-
Exercised	-
Forfeitures or expirations	-
Outstanding at December 31, 2021	26,173
Grants	20,882	$34.40	9.17 years
Exercised	-
Forfeitures or expirations	(3,995)	$69.20
Outstanding at December 31, 2022	43,060	$83.20	9.05 years	-
Vested and expected to vest at December 31, 2022	43,060
Exercisable at December 31, 2022	8,451

Schedule of Fair Value Assumption

The Company’s stock options issued qualify for equity accounting treatment under ASC 718, Compensation- Stock Compensation, and are measured at fair value as of their grant date accordingly. The fair value of the options were estimated using a Black-Scholes model. The assumptions that the Company used to estimate the grant-date fair value of stock options granted to employees during the nine-month period ending September 30, 2023, were as follows, shown on a weighted average basis:

Risk-free interest rate	4.073%
Expected term (in years)	5.9
Expected volatility	1.27
Expected dividend yield	0%

The Company’s stock options issued qualify for equity accounting treatment under ASC 718 and are measured at fair value as of their grant date accordingly. The fair value of the options were estimated using a Black-Scholes model. The assumptions that the Company used to estimate the grant-date fair value of stock options granted to employees and directors were as follows, shown on a weighted average basis for the respective years ended:

	2022	2021
Risk-free interest rate	1.889%	0.012%
Expected term (in years)	5.98	6.25
Expected volatility	1.126	1.134
Expected dividend yield	0%	0%